Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Baidu
Amounts due from related parties, current:
Amounts due from related parties	¥ 4,389	$ 618	¥ 19,986
Amounts due to related parties, current:
Amounts due to related parties	2,027,194	285,524	1,877,298
Amounts due to related parties, non-current:
Amounts due to related parties	3,231	455	1,828
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	7,042	700,000
PAG
Amounts due from related parties, current:
Amounts due from related parties	1,419,400	200,000
PAG | Loans
Amounts due from related parties, current:
Amounts due from related parties	1,437,044	202,403	0
Others
Amounts due from related parties, current:
Amounts due from related parties	265,591	37,408	84,168
Amounts due from related parties, non-current:
Amounts due from related parties	158,590	22,336	59,880
Amounts due to related parties, current:
Amounts due to related parties	855,278	120,464	923,162
Amounts due to related parties, non-current:
Amounts due to related parties	902	127	1,398
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	21,186	2,984	21,186
Amounts due to related parties, non-current:
Amounts due to related parties	76,433	10,765	97,715
Related Party
Amounts due from related parties, current:
Amounts due from related parties	1,707,024	240,429	104,154
Amounts due from related parties, non-current:
Amounts due from related parties	158,590	22,336	59,880
Amounts due to related parties, current:
Amounts due to related parties	2,953,658	416,014	3,521,646
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 80,566	$ 11,347	¥ 100,941